Federal income tax:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Federal income tax:

Note 3 - Federal income tax:

We follow Accounting Standards Codification regarding Accounting for Income Taxes. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision for refundable Federal income tax consists of the following:

	2009	2010
Refundable Federal income tax attributable to:
Current operations	$(28,140)	$(362,462)
Less, Nondeductible expenses	-0-	-0-
-Less, Change in valuation allowance	28,140	362,462
Net refundable amount	-	-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2009	2010
Deferred tax asset attributable to:
Net operating loss carryover	$ 49,439	$411,902
Less, Valuation allowance	(49,439)	(411,902)
Net deferred tax asset	-	-

At December 31, 2010, an unused net operating loss carryover approximating $1,211,475 is available to offset future taxable income; it expires beginning in 2025.

Note 3 - Federal income tax:

We follow Accounting Standards Codification regarding Accounting for Income Taxes. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision for refundable Federal income tax consists of the following:

	2009	2010
Refundable Federal income tax attributable to:
Current operations	$(28,140)	$(362,462)
Less, Nondeductible expenses	-0-	-0-
-Less, Change in valuation allowance	28,140	362,462
Net refundable amount	-	-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2009	2010
Deferred tax asset attributable to:
Net operating loss carryover	$ 49,439	$411,902
Less, Valuation allowance	(49,439)	(411,902)
Net deferred tax asset	-	-

At December 31, 2010, an unused net operating loss carryover approximating $1,211,475 is available to offset future taxable income; it expires beginning in 2025.